Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	PowerShares Exchange-Traded Fund Trust II
Central Index Key	dei_EntityCentralIndexKey	0001378872
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2012
PowerShares 1-30 Laddered Treasury Portfolio (Prospectus Summary) | PowerShares 1-30 Laddered Treasury Portfolio | PowerShares 1-30 Laddered Treasury Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLW
PowerShares Build America Bond Portfolio (Prospectus Summary) | PowerShares Build America Bond Portfolio | PowerShares Build America Bond Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BAB
PowerShares CEF Income Composite Portfolio (Prospectus Summary) | PowerShares CEF Income Composite Portfolio | PowerShares CEF Income Composite Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCEF
PowerShares Chinese Yuan Dim Sum Bond Portfolio (Prospectus Summary) | PowerShares Chinese Yuan Dim Sum Bond Portfolio | PowerShares Chinese Yuan Dim Sum Bond Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSUM
PowerShares Convertible Securities Portfolio (Prospectus Summary) | PowerShares Convertible Securities Portfolio | PowerShares Convertible Securities Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CVRT
PowerShares Emerging Markets Sovereign Debt Portfolio (Prospectus Summary) | PowerShares Emerging Markets Sovereign Debt Portfolio | PowerShares Emerging Markets Sovereign Debt Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCY
PowerShares Fundamental Investment Grade Corporate Bond Portfolio (Prospectus Summary) | PowerShares Fundamental Investment Grade Corporate Bond Portfolio | PowerShares Fundamental Investment Grade Corporate Bond Portfolio

Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIG
PowerShares Insured California Municipal Bond Portfolio (Prospectus Summary) | PowerShares Insured California Municipal Bond Portfolio | PowerShares Insured California Municipal Bond Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWZ
PowerShares Insured National Municipal Bond Portfolio (Prospectus Summary) | PowerShares Insured National Municipal Bond Portfolio | PowerShares Insured National Municipal Bond Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PZA
PowerShares Insured New York Municipal Bond Portfolio (Prospectus Summary) | PowerShares Insured New York Municipal Bond Portfolio | PowerShares Insured New York Municipal Bond Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PZT
PowerShares International Corporate Bond Portfolio (Prospectus Summary) | PowerShares International Corporate Bond Portfolio | PowerShares International Corporate Bond Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PICB
PowerShares Preferred Portfolio (Prospectus Summary) | PowerShares Preferred Portfolio | PowerShares Preferred Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGX
PowerShares Senior Loan Portfolio (Prospectus Summary) | PowerShares Senior Loan Portfolio | PowerShares Senior Loan Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BKLN
PowerShares VRDO Tax-Free Weekly Portfolio (Prospectus Summary) | PowerShares VRDO Tax-Free Weekly Portfolio | PowerShares VRDO Tax-Free Weekly Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVI
PowerShares S&P SmallCap Consumer Discretionary Portfolio (Prospectus Summary) | PowerShares S&P SmallCap Consumer Discretionary Portfolio | PowerShares S&P SmallCap Consumer Discretionary Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSCD
PowerShares S&P SmallCap Consumer Staples Portfolio (Prospectus Summary) | PowerShares S&P SmallCap Consumer Staples Portfolio | PowerShares S&P SmallCap Consumer Staples Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSCC
PowerShares S&P SmallCap Energy Portfolio (Prospectus Summary) | PowerShares S&P SmallCap Energy Portfolio | PowerShares S&P SmallCap Energy Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSCE
PowerShares S&P SmallCap Financials Portfolio (Prospectus Summary) | PowerShares S&P SmallCap Financials Portfolio | PowerShares S&P SmallCap Financials Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSCF
PowerShares S&P SmallCap Health Care Portfolio (Prospectus Summary) | PowerShares S&P SmallCap Health Care Portfolio | PowerShares S&P SmallCap Health Care Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSCH
PowerShares S&P SmallCap Industrials Portfolio (Prospectus Summary) | PowerShares S&P SmallCap Industrials Portfolio | PowerShares S&P SmallCap Industrials Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSCI
PowerShares S&P SmallCap Information Technology Portfolio (Prospectus Summary) | PowerShares S&P SmallCap Information Technology Portfolio | PowerShares S&P SmallCap Information Technology Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSCT
PowerShares S&P SmallCap Materials Portfolio (Prospectus Summary) | PowerShares S&P SmallCap Materials Portfolio | PowerShares S&P SmallCap Materials Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSCM
PowerShares S&P SmallCap Utilities Portfolio (Prospectus Summary) | PowerShares S&P SmallCap Utilities Portfolio | PowerShares S&P SmallCap Utilities Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSCU
PowerShares DWA Developed Markets Technical Leaders Portfolio (Prospectus Summary) | PowerShares DWA Developed Markets Technical Leaders Portfolio | PowerShares DWA Developed Markets Technical Leaders Portfolio

Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIZ
PowerShares DWA Emerging Markets Technical Leaders Portfolio (Prospectus Summary) | PowerShares DWA Emerging Markets Technical Leaders Portfolio | PowerShares DWA Emerging Markets Technical Leaders Portfolio

Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIE
PowerShares Emerging Markets Infrastructure Portfolio (Prospectus Summary) | PowerShares Emerging Markets Infrastructure Portfolio | PowerShares Emerging Markets Infrastructure Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXR
Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio (Prospectus Summary) | Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio | Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAF
Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio (Prospectus Summary) | Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio | Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXF
Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (Prospectus Summary) | Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio | Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDN
Powershares FTSE RAFI Emerging Markets Portfolio (Prospectus Summary) | Powershares FTSE RAFI Emerging Markets Portfolio | Powershares FTSE RAFI Emerging Markets Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXH
PowerShares Global Agriculture Portfolio (Prospectus Summary) | PowerShares Global Agriculture Portfolio | PowerShares Global Agriculture Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAGG
Powershares Global Clean Energy Portfolio (Prospectus Summary) | Powershares Global Clean Energy Portfolio | Powershares Global Clean Energy Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBD
PowerShares Global Coal Portfolio (Prospectus Summary) | PowerShares Global Coal Portfolio | PowerShares Global Coal Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PKOL
PowerShares Global Gold and Precious Metals Portfolio (Prospectus Summary) | PowerShares Global Gold and Precious Metals Portfolio | PowerShares Global Gold and Precious Metals Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSAU
PowerShares Global Nuclear Energy Portfolio (Prospectus Summary) | PowerShares Global Nuclear Energy Portfolio | PowerShares Global Nuclear Energy Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PKN
PowerShares Global Steel Portfolio (Prospectus Summary) | PowerShares Global Steel Portfolio | PowerShares Global Steel Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSTL
Powershares Global Water Portfolio (Prospectus Summary) | Powershares Global Water Portfolio | Powershares Global Water Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIO
PowerShares Global Wind Energy Portfolio (Prospectus Summary) | PowerShares Global Wind Energy Portfolio | PowerShares Global Wind Energy Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWND
PowerShares MENA Frontier Countries Portfolio (Prospectus Summary) | PowerShares MENA Frontier Countries Portfolio | PowerShares MENA Frontier Countries Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMNA
Powershares S&P International Developed High Quality Portfolio (Prospectus Summary) | Powershares S&P International Developed High Quality Portfolio | Powershares S&P International Developed High Quality Portfolio

Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IDHQ
PowerShares Ibbotson Alternative Completion Portfolio (Prospectus Summary) | PowerShares Ibbotson Alternative Completion Portfolio | PowerShares Ibbotson Alternative Completion Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTO
PowerShares Riverfront Tactical Balanced Growth Portfolio (Prospectus Summary) | PowerShares Riverfront Tactical Balanced Growth Portfolio | PowerShares Riverfront Tactical Balanced Growth Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAO
PowerShares Riverfront Tactical Growth & Income Portfolio (Prospectus Summary) | PowerShares Riverfront Tactical Growth & Income Portfolio | PowerShares Riverfront Tactical Growth & Income Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCA
PowerShares KBW Bank Portfolio (Prospectus Summary) | PowerShares KBW Bank Portfolio | PowerShares KBW Bank Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KBWB
PowerShares KBW Regional Banking Porfolio (Prospectus Summary) | PowerShares KBW Regional Banking Porfolio | PowerShares KBW Regional Banking Porfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KBWR
PowerShares KBW Capital Markets Portfolio (Prospectus Summary) | PowerShares KBW Capital Markets Portfolio | PowerShares KBW Capital Markets Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KBWC
PowerShares KBW Insurance Portfolio (Prospectus Summary) | PowerShares KBW Insurance Portfolio | PowerShares KBW Insurance Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KBWI
PowerShares KBW Premium Yield Equity REIT Portfolio (Prospectus Summary) | PowerShares KBW Premium Yield Equity REIT Portfolio | PowerShares KBW Premium Yield Equity REIT Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KBWY
PowerShares KBW High Dividend Yield Financial Portfolio (Prospectus Summary) | PowerShares KBW High Dividend Yield Financial Portfolio | PowerShares KBW High Dividend Yield Financial Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KBWD
PowerShares KBW International Financial Portfolio (Prospectus Summary) | PowerShares KBW International Financial Portfolio | PowerShares KBW International Financial Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KBWX
PowerShares KBW Property & Casualty Insurance Portfolio (Prospectus Summary) | PowerShares KBW Property & Casualty Insurance Portfolio | PowerShares KBW Property & Casualty Insurance Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KBWP
PowerShares S&P 500 High Beta Portfolio (Prospectus Summary) | PowerShares S&P 500 High Beta Portfolio | PowerShares S&P 500 High Beta Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPHB
PowerShares S&P 500 Low Volatility Portfolio (Prospectus Summary) | PowerShares S&P 500 Low Volatility Portfolio | PowerShares S&P 500 Low Volatility Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPLV
PowerShares S&P International Developed Low Volatility Portfolio (Prospectus Summary) | PowerShares S&P International Developed Low Volatility Portfolio | PowerShares S&P International Developed Low Volatility Portfolio

Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IDLV
PowerShares S&P Emerging Markets Low Volatility Portfolio (Prospectus Summary) | PowerShares S&P Emerging Markets Low Volatility Portfolio | PowerShares S&P Emerging Markets Low Volatility Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EELV
PowerShares S&P International Developed High Beta Portfolio (Prospectus Summary) | PowerShares S&P International Developed High Beta Portfolio | PowerShares S&P International Developed High Beta Portfolio

Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IDHB
PowerShares S&P Emerging Markets High Beta Portfolio (Prospectus Summary) | PowerShares S&P Emerging Markets High Beta Portfolio | PowerShares S&P Emerging Markets High Beta Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EEHB